UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04587

UBS FINANCIAL SECTOR FUND INC.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York	10019-6114
(Address of principal executive offices)	(Zip code)

Todd Lebo

UBS Global Asset Management (US) Inc.

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-647-1568

Date of fiscal year end:	3/31/04

Date of reporting period:	6/30/04

811-4587ISS

Item 1. Proxy Voting Record.

UBS FINANCIAL SECTOR FUND INC.

AUTOMATIC DATA PROCESSING, INC.

Ticker:	ADP	Security ID: 053015103
Meeting Date:	NOV 11, 2003	Meeting Type: Annual
Record Date:	SEP 12, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Gregory D. Brenneman	For	For	Management
1.2	Elect Director Leslie A. Brun	For	For	Management
1.3	Elect Director Gary C. Butler	For	For	Management
1.4	Elect Director Joseph A. Califano, Jr.	For	For	Management
1.5	Elect Director Leon G. Cooperman	For	For	Management
1.6	Elect Director Ann Dibble Jordan	For	For	Management
1.7	Elect Director Harvey M. Krueger	For	For	Management
1.8	Elect Director Frederic V. Malek	For	For	Management
1.9	Elect Director Henry Taub	For	For	Management
1.10	Elect Director Arthur F. Weinbach	For	For	Management
1.11	Elect Director Josh S. Weston	For	For	Management
2	Amend Stock Option Plan	For	For	Management
3	Amend Employee Stock Purchase Plan	For	For	Management
4	Approve Outside Director Stock Awards in	For	For	Management
Lieu of Cash
5	Ratify Auditors	For	For	Management

BISYS GROUP, INC., THE

Ticker:	BSG	Security ID:	055472104
Meeting Date:	NOV 13, 2003	Meeting Type:	Annual
Record Date:	SEP 19, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Lynn J. Mangum	For	For	Management
1.2	Elect Director Denis A. Bovin	For	Withhold	Management
1.3	Elect Director Robert J. Casale	For	For	Management
1.4	Elect Director Thomas A. Cooper	For	For	Management
1.5	Elect Director Paula G. McInerney	For	For	Management
1.6	Elect Director Thomas E. McInerney	For	For	Management
1.7	Elect Director Joseph J. Melone	For	For	Management
1.8	Elect Director Dennis R. Sheehan	For	For	Management
2	Approve Employee Stock Purchase Plan	For	For	Management
3	Ratify Auditors	For	For	Management

CONCORD EFS, INC.

Ticker:	CE	Security ID:	206197105
Meeting Date:	OCT 28, 2003	Meeting Type:	Special
Record Date:	SEP 8, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Merger Agreement	For	For	Management

FIRST DATA CORP.

Ticker:	FDC	Security ID:	319963104
Meeting Date:	OCT 28, 2003	Meeting Type:	Special
Record Date:	SEP 8, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Merger Agreement	For	For	Management

H&R  BLOCK, INC.

Ticker:	HRB	Security ID:	093671105
Meeting Date:	SEP 10, 2003	Meeting Type:	Annual
Record Date:	JUL 8, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director G. Kenneth Baum	For	For	Management
1.2	Elect Director Henry F. Frigon	For	For	Management
1.3	Elect Director Roger W. Hale	For	For	Management
2	Amend Omnibus Stock Plan	For	For	Management
3	Ratify Auditors	For	For	Management

JACK HENRY & ASSOCIATES, INC.

Ticker:	JKHY	Security ID:	426281101
Meeting Date:	OCT 28, 2003	Meeting Type:	Annual
Record Date:	SEP 22, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director John W. Henry	For	For	Management
1.2	Elect Director Jerry D. Hall	For	For	Management
1.3	Elect Director Michael E. Henry	For	For	Management
1.4	Elect Director James J. Ellis	For	Withhold	Management
1.5	Elect Director Burton O. George	For	Withhold	Management
1.6	Elect Director George R. Curry	For	Withhold	Management
1.7	Elect Director Joseph J. Maliekel	For	Withhold	Management

LEGG MASON, INC.

Ticker:	LM	Security ID:	524901105
Meeting Date:	JUL 22, 2003	Meeting Type:	Annual
Record Date:	MAY 23, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Carl Bildt	For	For	Management
1.2	Elect Director Harry M. Ford, Jr.	For	Withhold	Management
1.3	Elect Director John E. Koerner, III	For	For	Management
1.4	Elect Director Peter F. O’Malley	For	For	Management
1.5	Elect Director James E. Ukrop	For	For	Management
1.6	Elect Director Dennis R. Beresford	For	For	Management

NEUBERGER BERMAN INC.

Ticker:	NEU	Security ID:	641234109
Meeting Date:	OCT 31, 2003	Meeting Type:	Special
Record Date:	SEP 24, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Merger Agreement	For	For	Management

PAYCHEX, INC.

Ticker:	PAYX	Security ID:	704326107
Meeting Date:	OCT 2, 2003	Meeting Type:	Annual
Record Date:	AUG 4, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director B. Thomas Golisano	For	Withhold	Management
1.2	Elect Director Betsy S. Atkins	For	For	Management
1.3	Elect Director G. Thomas Clark	For	Withhold	Management
1.4	Elect Director David J. S. Flaschen	For	For	Management
1.5	Elect Director Phillip Horsley	For	For	Management
1.6	Elect Director Grant M. Inman	For	For	Management
1.7	Elect Director J. Robert Sebo	For	Withhold	Management
1.8	Elect Director Joseph M. Tucci	For	Withhold	Management

ROSLYN BANCORP, INC.

Ticker:	RSLN	Security ID:	778162107
Meeting Date:	OCT 29, 2003	Meeting Type:	Special
Record Date:	SEP 12, 2003

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Merger Agreement	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Financial Sector Fund Inc.

By (Signature and Title)*
/s/ Joseph A. Varnas President

Date	August 30, 2004

*Print the name and title of each signing officer under his or her signature.